Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	409,264	(20,205)	389,059
— Depreciation	-	(14,349)	(14,349)
Balance, December 31, 2023	409,264	(34,554)	374,710
— Depreciation	-	(13,336)	(13,336)
Balance, December 31, 2024	409,264	(47,890)	361,374